                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No.  31
                                File No. 2-54886

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35

                         VANGUARD PREFERRED STOCK FUND
               (Exact Name of Registrant as Specified in Charter)

       Vanguard Financial Center, P.O. Box 1100,  Valley Forge, PA  19482
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (610) 669-6000

                        Raymond J. Klapinsky, Secretary
                    Vanguard Financial Center, P.O. Box 1100
                            Valley Forge, PA  19482
                    (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering:  November 30, 1995

             It is proposed that this filing will become effective:
          X  On November 30, 1995 pursuant to paragraph (b) of Rule 485.
        -----


----------------------------------------------------------------------------------------------------------------
                        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
----------------------------------------------------------------------------------------------------------------
                           Proposed Maximum      Proposed Maximum
Title of Securities        Amount Being          Offering Price           Aggregate Offering    Amount of
Being Registered           Registered            Per Unit                 Prices                Registration Fee
----------------           ----------            --------                 ------------------    ----------------
Vanguard Preferred
    Stock Fund             5,341,946              $9.71(1)                 $51,870, 295          $100(2)

--------------

(1)      Net asset value on November 28, 1995 adjusted to the nearest cent.

(2)      (a)     The calculation of the maximum offering price and registration fee is made pursuant to Rule  24e-2.

         (b) Total number of shares of Vanguard Preferred Stock Fund (the "Fund") redeemed or repurchased during the previous fiscal year was 21,552,660.
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         (c)     During the current fiscal year 16,240,582 shares of the Fund were used for reduction pursuant to paragraph (c) of Rule 24f-2. No redeemed or repurchased securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 5,312,078 leaving 29,868 shares for purposes of calculating the registration fee.


                                  FACING PAGE

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                         31st Post-Effective Amendment
             Securities of Open-End Management Investment Companies

A.       Exact name of Company as specified in Charter:
         VANGUARD PREFERRED STOCK FUND

B.       Complete address of Company's principal executive offices:
         100 Vanguard Boulevard
         P.O. Box 1100
         Valley Forge, Pennsylvania  19482

C.       Name and complete address of agent for service:
         Raymond J. Klapinsky, Secretary
         Vanguard Financial Center
         P.O. Box 1100
         Valley Forge, PA  19482

D. Title and amount of securities being registered under this 31st Post-Effective Amendment: 5,341,946 Shares of Beneficial Interests of Vanguard Preferred Stock Fund with no par value

E. Proposed aggregate maximum offering price to the public of the securities being registered calculated pursuant to Rule 475 (c):
         $51,870,295

F.       Amount of filing fee.
         $100 (1)

G.       Approximate date of proposed public offering:
         It is requested that this filing become effective on November 30, 1995 pursuant to paragraph (b) of Rule 485.

--------------------------
(1)      (a)     The calculation of the maximum offering price and registration fee is made pursuant to Rule 24e- 2.

         (b) Total number of shares of Vanguard Preferred Stock Fund (the "Fund") redeemed or repurchased during the previous fiscal year was 21,552,660.

         (c) During the current fiscal year 16,240,582 shares of the Fund were used for reduction pursuant to
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                 paragraph (c) of Rule 24f-2.  No redeemed or repurchased
                 securities were used for reduction pursuant to Rule 24e-2 in previous filings of Post-Effective Amendments during the current fiscal year.

         (d) The amount of redeemed or repurchased securities being used for such reduction in the amount being filed is 5,312,078 shares, leaving 29,868 shares for purposes of calculating the registration fee.


                                   PARTS A-C

         Incorporated by reference to the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 30 to registrant's Registration Statement on Form N-1A, filed on February 22, 1995, all of which remain unchanged.

Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 30th day of November, 1995.

VANGUARD PREFERRED STOCK FUND

By:   (Raymond J. Klapinsky)
John C. Bogle*, Chairman and Chief Executive Officer
November 30, 1995

By:   (Raymond J. Klapinsky)
John J. Brennan, President and Director
November 30, 1995

By:   (Raymond J. Klapinsky)
Barbara B. Hauptfuhrer, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
Bruce K. MacLaury, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
Burton G. Malkiel, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
John C. Sawhill, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
James O. Welch, Director
November 30, 1995
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By:   (Raymond J. Klapinsky)
J. Lawrence Wilson, Director
November 30, 1995

By:   (Raymond J. Klapinsky)
Richard F. Hyland*, Treasurer and Principal Financial Officer and Accounting Officer November 30, 1995

*By Power of Attorney. See File Number 2-14336. January 23, 1990.
Incorporated by Reference.